FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Interest expense	$ (401)	$ (357)	$ (477)
Interest income	188	79	56
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)	(15)	(44)	(143)
Accretion of defined benefit obligations and other long term liabilities	(51)	(164)	(325)
Net foreign exchange gain/(loss)	191	(155)	107
Other	(246)	(514)	(474)
Total	$ (334)	(1,155)	(1,256)
Losses on litigation settlements		163
Premiums and fees for bonds early redeemed		130	120
Charges related to early redemption of MCNs		$ 61
Renewal of mandatorily convertible bonds			$ 178